Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets

	JPY (millions) As of March 31
	2025	2026
Derivative financial instruments (Note 26)	¥84,369	¥167,920
Investments in convertible notes (Note 26)	10,424	8,776
Investments in debt instruments (Note 26)	91,348	106,366
Investments in equity instruments (Note 26)	151,687	173,034
Financial assets associated with contingent consideration arrangements (Note 26)	10,197	10,488
Other	23,576	15,244
Total	¥371,600	¥481,829
Non-current	¥351,124	¥439,941
Current	¥20,476	¥41,888